Preferred Stock (Narrative) (Detail) - JPY (¥)	Sep. 30, 2016	Mar. 31, 2016	Jun. 25, 2015
Class of Stock [Line Items]
Number of Preferred Stock outstanding
Aggregate amount by liquidation preference
Class 5 Preferred Stock [Member]
Class of Stock [Line Items]
Stock authorized, shares	400,000,000	400,000,000
Class 6 Preferred Stock [Member]
Class of Stock [Line Items]
Stock authorized, shares	200,000,000	200,000,000
Class 7 Preferred Stock [Member]
Class of Stock [Line Items]
Stock authorized, shares	200,000,000	200,000,000
First Series of Class 5 and Class 11 Preferred Stock [Member]
Class of Stock [Line Items]
Stock authorized, shares
Decrease in stock authorized, shares			1,000